SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value measurements (Details) - Nonrecurring basis - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Fair value measurements
Financial assets	$ 0	$ 0
Financial liabilities	$ 0	$ 0